FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                   May 3, 2004




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS (the  "Registrant")
           1933 Act File No. 2-89028
           1940 Act File No. 811-3947



Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 on April 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-8011.




                             Very truly yours,



                           /s/ Daniel M. Miller
                               Daniel M. Miller
                               Assistant Secretary